T. ROWE PRICE Short Duration Income Fund
February 28, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 18.1%
Car Loan 4.9%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 120
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  115 115
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  250 242
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  150 147
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  75 74
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 30
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 49
GM Financial Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  140 137
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 193 191
Santander Bank - SBCLN
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 520 516
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 100 99
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 97
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 300 300
Santander Retail Auto Lease Trust
Series 2021-C, Class D
1.39%, 8/20/26 (1) 350 341

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 83
2,541
Other Asset-Backed Securities 11.3%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 248 247
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 250 248
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 91 89
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.141%, 2/12/30 (1) 250 250
Cedar Funding VII
Series 2018-7A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 1.654%, 1/20/31 (1) 250 246
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/15/33 (1) 375 373
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 93 95
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 15 15
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 97 96
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48 (1) 266 273
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 242 250
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 101 101
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 143 142
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 1/15/32 (1) 250 251

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 1.238%, 7/27/31 (1) 250 250
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.311%, 7/15/33 (1) 250 249
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 96 93
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 111 111
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 1.641%, 10/18/30 (1) 255 252
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.259%, 4/22/29 (1) 250 249
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.374%, 7/20/29 (1) 300 299
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 1.791%, 7/15/30 (1) 250 248
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.439%, 1/24/33 (1) 250 251
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 88 87
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 198 201
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 176 171
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 59 58
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 148 150
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M USD LIBOR + 1.85%, 1.979%, 10/25/29 (1) 250 249

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 1.261%, 1/15/34 (1) 250 249
5,843
Student Loan 1.9%
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2
3.19%, 2/18/42 (1) 34 34
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 71 72
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 119 121
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 90 90
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 94 92
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 306 292
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 38 38
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 151
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 88 87
977
Total Asset-Backed Securities (Cost $9,492) 9,361
BANK LOANS 2.3% (2)
Consumer Cyclical 0.3%
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24  185 183
183
Consumer Non-Cyclical 0.9%
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 4.25%,
2/14/25  199 198
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
8/31/26  253 251
449

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insurance 0.7%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.209%, 11/3/24  178 176
HUB International, FRN, 1M USD LIBOR + 2.75%, 2.942%, 4/25/25  190 187
363
Technology 0.4%
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 3.50%, 9/19/24  199 198
198
Total Bank Loans (Cost $1,204) 1,193
CORPORATE BONDS 36.0%
Banking 8.3%
AIB Group, 4.75%, 10/12/23 (1) 200 207
Banco de Bogota, 6.25%, 5/12/26  200 201
Banco de Credito del Peru, 4.25%, 4/1/23  200 204
Banco Santander, 2.746%, 5/28/25  200 200
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 160
Bank of America, VR, 0.976%, 4/22/25 (3) 350 339
Bank of Ireland Group, 4.50%, 11/25/23 (1) 200 206
BBVA Bancomer, 4.375%, 4/10/24  150 155
Citigroup, VR, 0.981%, 5/1/25 (3) 150 146
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(3) 250 252
Danske Bank, 5.375%, 1/12/24 (1) 200 210
Goldman Sachs Group, VR, 0.673%, 3/8/24 (3) 220 217
Goldman Sachs Group, VR, 1.757%, 1/24/25 (3) 175 173
HSBC Holdings, 4.25%, 3/14/24  200 207
JPMorgan Chase, VR, 0.824%, 6/1/25 (3) 145 140
Lloyds Banking Group, 4.50%, 11/4/24  200 209
Morgan Stanley, VR, 0.731%, 4/5/24 (3) 210 207
Shinhan Bank, 1.375%, 10/21/26  200 192
Societe Generale, 2.625%, 10/16/24 (1) 200 199
Standard Chartered, VR, 0.991%, 1/12/25 (1)(3) 200 193
UniCredit, 3.75%, 4/12/22 (1) 300 301
4,318
Basic Industry 2.2%
ABJA Investment, 5.95%, 7/31/24  200 212
ALROSA Finance, 4.65%, 4/9/24  200 141
ArcelorMittal, 3.60%, 7/16/24  130 133
Arconic, 6.125%, 2/15/28 (1) 170 174
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  200 207
Cleveland-Cliffs, 9.875%, 10/17/25 (1) 30 33
Suzano Austria, 5.75%, 7/14/26  200 219
Westlake, 0.875%, 8/15/24  25 24
1,143

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Capital Goods 0.2%
TransDigm, 8.00%, 12/15/25 (1) 90 94
94
Communications 2.4%
AT&T, 0.90%, 3/25/24  115 113
CSC Holdings, 5.25%, 6/1/24  95 96
Gray Television, 7.00%, 5/15/27 (1) 130 137
HTA Group, 7.00%, 12/18/25  200 203
iHeartCommunications, 5.25%, 8/15/27 (1) 155 153
Sprint, 7.125%, 6/15/24  170 184
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 207
Townsquare Media, 6.875%, 2/1/26 (1) 165 169
1,262
Consumer Cyclical 7.3%
7-Eleven, 0.80%, 2/10/24 (1) 45 44
Bath & Body Works, 7.50%, 6/15/29  160 176
Carnival, 9.875%, 8/1/27 (1) 20 22
Carnival, 10.50%, 2/1/26 (1) 105 118
Clarios Global, 6.75%, 5/15/25 (1) 85 88
Daimler Trucks Finance North America, 1.625%, 12/13/24 (1) 170 167
General Motors Financial, 1.05%, 3/8/24  150 146
General Motors Financial, 2.90%, 2/26/25  150 151
Goodyear Tire & Rubber, 9.50%, 5/31/25  90 96
Hyatt Hotels, 1.30%, 10/1/23  60 59
Hyundai Capital America, 0.80%, 1/8/24 (1) 150 146
Hyundai Capital America, 0.875%, 6/14/24 (1) 180 174
IRB Holding, 7.00%, 6/15/25 (1) 90 94
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (1) 200 210
Marriott International, 3.125%, 2/15/23  100 101
Marriott International, 3.60%, 4/15/24  100 103
MercadoLibre, 2.375%, 1/14/26  200 187
Meritor, 6.25%, 6/1/25 (1) 95 99
Nissan Motor, 3.043%, 9/15/23 (1) 200 202
Nordstrom, 2.30%, 4/8/24  155 149
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 165 163
Prime Security Services Borrower, 5.25%, 4/15/24 (1) 150 153
QVC, 4.375%, 3/15/23  150 152
QVC, 4.85%, 4/1/24  150 152
Royal Caribbean Cruises, 5.25%, 11/15/22  105 105
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 42 46
St. Joseph's University Medical Center, 3.926%, 7/1/22  100 101
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 190
Tenneco, 7.875%, 1/15/29 (1) 200 209
3,803

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Non-Cyclical 2.3%
Brunswick, 0.85%, 8/18/24  115 111
CD&R Smokey Buyer, 6.75%, 7/15/25 (1) 175 181
Hikma Finance USA, 3.25%, 7/9/25  200 198
Kimberly-Clark de Mexico, 3.80%, 4/8/24  200 207
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 170 175
Performance Food Group, 6.875%, 5/1/25 (1) 95 98
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  200 203
1,173
Electric 2.9%
AES, 3.30%, 7/15/25 (1) 100 101
Alexander Funding Trust, 1.841%, 11/15/23 (1) 200 197
Engie Energia Chile, 4.50%, 1/29/25  200 206
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1) 95 96
NRG Energy, 3.75%, 6/15/24 (1) 150 153
Pacific Gas & Electric, 1.75%, 6/16/22  460 460
Pacific Gas & Electric, 3.50%, 6/15/25  100 101
Vistra Operations, 3.55%, 7/15/24 (1) 200 201
1,515
Energy 3.6%
Aker BP, 3.00%, 1/15/25 (1) 150 151
Continental Resources, 3.80%, 6/1/24  50 51
Continental Resources, 4.50%, 4/15/23  100 102
Energy Transfer, 2.90%, 5/15/25  100 100
Energy Transfer, 4.90%, 2/1/24  60 62
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 100 100
Leviathan Bond, 5.75%, 6/30/23 (1) 200 201
Occidental Petroleum, 6.95%, 7/1/24  160 174
Southwestern Energy, 8.375%, 9/15/28  175 191
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 170 178
Targa Resources Partners, 6.50%, 7/15/27  45 48
Targa Resources Partners, 6.875%, 1/15/29  255 277
Thaioil Treasury Center, 3.625%, 1/23/23  200 202
1,837
Finance Companies 1.6%
AerCap Ireland Capital, 1.65%, 10/29/24  215 209
AerCap Ireland Capital, 4.50%, 9/15/23  150 154
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 102
Navient, 6.125%, 3/25/24  135 139
Navient, 7.25%, 9/25/23  27 28
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 200 206
838
Financial Other 1.6%
Dar Al-Arkan Sukuk, 6.875%, 3/21/23  200 205
EMG SUKUK, 4.564%, 6/18/24  200 206

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Kuwait Projects SPC, 5.00%, 3/15/23  200 200
MAF Global Securities, 4.75%, 5/7/24  200 207
818
Insurance 1.6%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 220
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 25 24
CNO Global Funding, 1.65%, 1/6/25 (1) 150 147
Humana, 1.35%, 2/3/27  70 66
Jackson Financial, 1.125%, 11/22/23 (1) 120 118
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 250 245
820
Owned No Guarantee 0.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 198
Lamar Funding, 3.958%, 5/7/25  200 197
395
Real Estate Investment Trusts 0.4%
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 99
Service Properties Trust, 7.50%, 9/15/25  35 37
Starwood Property Trust, 3.75%, 12/31/24 (1) 50 49
185
Technology 0.5%
CDW, 5.50%, 12/1/24  55 57
Microchip Technology, 0.972%, 2/15/24  125 122
Skyworks Solutions, 0.90%, 6/1/23  20 20
VMware, 0.60%, 8/15/23  70 69
268
Transportation 0.3%
Sydney Airport Finance, 3.90%, 3/22/23 (1) 150 153
153
Total Corporate Bonds (Cost $19,172) 18,622
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 4.0%
Government Sponsored 0.4%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 209
209
Owned No Guarantee 3.6%
Abu Dhabi National Energy, 4.375%, 6/22/26  200 215
Axiata, 4.357%, 3/24/26  200 214
Consorcio Transmantaro, 4.375%, 5/7/23  200 204
Ecopetrol, 5.875%, 9/18/23  200 208
Export-Import Bank of India, 3.875%, 3/12/24  200 205
Indian Oil, 4.75%, 1/16/24  200 208

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Petroleos Mexicanos, 4.875%, 1/18/24  200 206
QNB Finance, 2.625%, 5/12/25  200 200
Saudi Electricity Global Sukuk, 4.222%, 1/27/24  200 207
1,867
Total Foreign Government Obligations & Municipalities (Cost
$2,125) 2,076
MUNICIPAL SECURITIES 1.0%
Illinois 0.2%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  100 100
100
Michigan 0.2%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 123
123
New York 0.2%
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22  100 101
101
West Virginia 0.4%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  180 179
179
Total Municipal Securities (Cost $508) 503
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 21.2%
Collateralized Mortgage Obligations 10.6%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 38 38
Angel Oak Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.447%, 4/25/66 (1) 147 143
Angel Oak Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.459%, 5/25/66 (1) 142 139
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 100 100
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 94 92

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 48 48
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 2.20%, 1/26/32 (1) 300 299
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/26/29 (1) 220 212
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 31 31
Connecticut Avenue Securities
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 1.599%, 10/25/41 (1) 200 196
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 49 48
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.174%, 4/25/66 (1) 100 96
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 1.599%, 4/25/34 (1) 150 149
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.202%, 6/25/66 (1) 205 196
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.95%, 1.137%, 10/25/49 (1) 22 22
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 3/25/50 (1) 37 36
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.843%, 5/25/47 (1) 325 325
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (1) 250 246
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.532%, 7/25/61 (1) 236 231
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 143 140
Hundred Acre Wood Trust
Series 2021-INV2, Class A27, CMO, ARM
2.50%, 10/25/51 (1) 95 91

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 119 119
MFRA Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.472%, 11/25/64 (1) 74 72
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 81 79
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 56 56
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 66 67
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 92 90
OBX Trust
Series 2021-NQM3, Class A2, CMO, ARM
1.26%, 7/25/61 (1) 88 85
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 1.899%, 11/25/31 (1) 150 150
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 41 41
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, CMO
2.501%, 11/25/55 (1) 100 99
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, CMO, ARM
1.431%, 5/25/65 (1) 136 134
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 2.037%, 2/25/50 (1) 126 126
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 2.849%, 10/25/50 (1) 92 93
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.949%, 12/25/50 (1) 33 33
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 2.087%, 1/25/50 (1) 44 44
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 1.699%, 1/25/34 (1) 100 98

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Towd Point Mortgage Trust
Series 2016-5, Class A1, ARM
2.50%, 10/25/56 (1) 60 60
TRK Trust
Series 2021-INV1, Class A3, CMO, ARM
1.562%, 7/25/56 (1) 85 82
UWM Mortgage Trust
Series 2021-INV2, Class A15, CMO, ARM
2.50%, 9/25/51 (1) 212 202
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 17 17
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 200 200
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 134 136
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 226 221
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 100 99
Verus Securitization Trust
Series 2021-R3, Class M1, CMO, ARM
2.411%, 4/25/64 (1) 120 118
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 100 99
5,498
Commercial Mortgage-Backed Securities 10.6%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 2.441%, 4/15/34 (1) 100 98
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 1.261%, 8/15/34 (1) 100 99
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 1.541%, 11/15/36 (1) 115 115
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 3.941%, 9/15/38 (1) 100 98
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  50 50

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.331%, 10/15/37 (1) 250 250
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 1.55%, 2/15/37 (1) 200 200
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 1.191%, 4/15/34 (1) 160 158
BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M USD LIBOR + 1.90%, 2.091%, 4/15/34 (1) 202 198
BX Trust
Series 2018-GW, Class D, ARM
1M USD LIBOR + 1.77%, 1.961%, 5/15/35 (1) 125 123
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 1.837%, 10/15/36 (1) 160 156
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 98
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 150 151
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.316%, 9/15/48  250 256
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 204
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 1.841%, 11/15/37 (1) 147 146
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 146 149
Commercial Mortgage Trust
Series 2014-CR14, Class AM, ARM
4.526%, 2/10/47  75 77
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  105 108
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  155 158
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 150 149

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 170 174
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 275 274
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 2.923%, 12/15/36 (1) 250 240
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 2.192%, 5/15/26 (1) 105 103
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M USD LIBOR + 1.50%, 1.611%, 7/5/33 (1) 59 59
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.962%, 10/15/33 (1) 100 98
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.165%, 4/20/48 (1) 147 146
LUXE Trust
Series 2021-TRIP, Class C, ARM
1M USD LIBOR + 1.75%, 1.941%, 10/15/38 (1) 250 246
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 1.206%, 10/18/36 (1) 115 114
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class AS
3.214%, 2/15/46  140 141
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5
3.741%, 8/15/47  39 40
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  95 98
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%, 12/15/36 (1) 125 123
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, 2/10/32 (1) 130 129
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 1.271%, 9/15/36 (1) 95 95
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 2.291%, 6/15/31 (1) 231 224

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.501%, 9/15/31 (1) 150 146
5,491
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$11,234) 10,989
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.0%
U.S. Government Obligations 1.0%
Government National Mortgage Assn., TBA, 3/20/52 (4) 500 516
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $512) 516
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 13.2%
U.S. Treasury Obligations 13.2%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  275 288
U.S. Treasury Notes, 0.125%, 3/31/23  1,100 1,088
U.S. Treasury Notes, 0.125%, 4/30/23  335 331
U.S. Treasury Notes, 0.125%, 5/31/23  1,425 1,406
U.S. Treasury Notes, 0.125%, 6/30/23  1,415 1,394
U.S. Treasury Notes, 0.125%, 7/31/23  750 738
U.S. Treasury Notes, 0.25%, 9/30/23  125 123
U.S. Treasury Notes, 0.50%, 11/30/23 (5) 170 167
U.S. Treasury Notes, 1.50%, 2/29/24  1,290 1,291
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,894) 6,826
SHORT-TERM INVESTMENTS 5.6%
Commercial Paper 2.3%
Basic Industry 0.5%
Syngenta Wilmington, 0.85%, 3/18/22 (6) 300 300
300
Consumer Cyclical 0.6%
Harley Davidson, 0.45%, 3/11/22 (6) 300 300
300

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy 0.6%
Canadian Natural Resource, 0.80%, 3/21/22 (6) 300 300
300
Technology 0.6%
Arrow Electronics, 0.62%, 3/23/22 (6) 300 300
300
1,200
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 0.12% (7)(8) 1,713 1,713
1,713
Total Short-Term Investments (Cost $2,913) 2,913
Total Investments in Securities 102.4%
(Cost $54,054) $ 52,999
Other Assets Less Liabilities (2.4)% (1,251)
Net Assets 100.0% $ 51,748
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$25,771 and represents 49.8% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $516 and represents 1.0% of net assets.
(5) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,200 and represents 2.3% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BAN Bond Anticipation Note
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 772 (52) (59) 7
Total Centrally Cleared Credit Default Swaps,
Protection Bought 7
Total Centrally Cleared Swaps 7
Net payments (receipts) of variation margin to date 2
Variation margin receivable (payable) on centrally cleared swaps $ 9

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 11 U.S. Treasury Notes five year contracts 6/22 (1,301) $ (6)
Long, 46 U.S. Treasury Notes two year contracts 6/22 9,900 16
Net payments (receipts) of variation margin to date 5
Variation margin receivable (payable) on open futures contracts $ 15

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 2,885  ¤  ¤ $ 1,713^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,713.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
21
APST. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Short Duration Income Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Short Duration Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 50,086 $ — $ 50,086
Short-Term Investments 1,713 1,200 — 2,913
Total Securities 1,713 51,286 — 52,999
Swaps* — 7 — 7
Futures Contracts* 16 — — 16
Total $ 1,729 $ 51,293 $ — $ 53,022
Liabilities
Futures Contracts* $ 6 $ — $ — $ 6
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F1305-054Q3 02/22